INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

8. INCOME TAXES

The tax (expense) benefit comprises:

	Years ended December 31,
	2012	2013	2014
Loss before income tax
PRC	$(205,940,795)	$(244,731,725)	$(2,748,982)
Other jurisdictions	(15,268,847)	(16,910,484)	(31,234,691)
Total	(221,209,642)	(261,642,209)	(33,983,673)
Current tax benefit (expense)
PRC	$1,191,416	$(36,084)	$-
Other jurisdictions	(102,728)	(2,850,524)	256,071
Subtotal	1,088,688	(2,886,608)	256,071
Deferred tax benefit (expense)
PRC	$(22,884,154)	$3,119,511	$(4,595,374)
Other jurisdictions	442,976	2,489,812	4,689,183
Subtotal	(22,441,178)	5,609,323	93,809
Total income tax benefit (expense)	$(21,352,490)	$2,722,715	$349,880

ReneSola is not subject to tax under the laws of British Virgin Islands.

ReneSola Zhejiang is a Foreign Invested Enterprise (“FIE”) incorporated in the PRC. The statutory income tax rate in the PRC is 25% starting from 2008.

ReneSola Zhejiang obtained the approval of High-New Technology Enterprise (“HNTE”) status in 2009 and renewed the HNTE status for another 3-year period from 2012 to 2014. ReneSola Jiangsu obtained the approval of HNTE status for the period from 2012 to 2014. Sichuan ReneSola obtained approval of HNTE status for the period from 2012 to 2014. Under the EIT Law, a HNTE is eligible for the 15% reduced EIT rate.

For PRC entities, the qualified research and development expenses incurred by them for development of new technology, new products and new techniques could have a 50% super deduction in addition to the actual expense deductions for PRC enterprise income tax purpose. A number of group entities are eligible for such R&D super deduction.

The Group also has overseas operations in the jurisdiction of the United States, Republic of Singapore, Federal Republic of Germany, Republic of Bulgaria, Commonwealth of Australia, Japan, Republic of India, Grand Duchy of Luxembourg,Republic of Romania, United Kingdom, Republic of South Africa, Republic of Croatia, Republic of Panama and Republic of Korea. The corporate income tax rates range from 10% to 35%.

Sichuan Ruiyu, Sichuan Ruixin, Sichuan SiLiDe,  Energy-Saving Technology, Zhejiang Academe, ReneSola Shanghai, Beijing Xuyuan, Zhejiang ReneSola PV Materials, ReneSola Kexu, ReneSola Bangsheng, Renesola Xinlian, ReneSola Fuyun are incorporated in the PRC. The corporate income tax rate is 25%. The corporate income tax rate for ReneSola Zhejiang Solar New Energy Academe is 20%.

There was no reversal or addition of unrecognized tax benefits during the year ended December 31, 2012, 2013 and 2014, respectively.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2012, 2013 and 2014, there were no interests and penalties related to uncertain tax positions. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $16,266) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company's PRC subsidiaries are therefore generally subject to examination by the PRC tax authorities from 2009 through 2014 on non-transfer pricing matters, and from 2003 through 2014 on transfer pricing matters.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2013	2014
Deferred tax assets:
Property, plant and equipment	$1,432,778	$1,066,226
Inventories provision	691,170	583,642
Tax losses	84,321,238	95,506,037
Contingent liabilities	5,969,728	880,351
Derivative liabilities	26,462	-
Bad debts provision	1,190,463	3,213,547
Deferred subsidies	8,414,300	4,580,462
Impairment for long-lived assets	51,242,022	49,995,931
Warranty provision	-	7,861,035
Silicon income	-	456,563
Others	1,113,886	1,495,083
Total gross deferred tax assets	$154,402,047	$165,638,877
Valuation allowance on deferred tax assets	(134,888,129)	(145,288,802)
Net deferred tax assets	$19,513,918	$20,350,075

Analysis as
Current	$5,272,284	$11,437,218
Non-current	14,241,634	8,912,857
	$19,513,918	20,350,075

Deferred tax liabilities:
Property, plant and equipment	$201,239	$216,326
Prepaid land use right	318,548	303,643
Derivative assets	116,905	-
Total deferred tax liabilities	$636,692	$519,969
Analysis as:
Current	$53,984	$69,017
Non-current	582,708	450,952
	$636,692	$519,969

As of December 31, 2014, the PRC Companies had net operating loss carry forwards of $324,921,215, of which $31,231,544, $178,017,621 and $58,369,036 and $57,303,014 will expire in 2016, 2017, 2018 and 2019 respectively. ReneSola US had net operating loss carry forwards of $11,872,959, which will expire from 2032 to 2034. ReneSola Germany had net operating loss carry forwards of $18,798,465, which can be offset in future without any time restriction.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $134,888,129 and $145,288,802 as at December 31, 2013 and 2014, respectively.

Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Years ended December 31,
	2012	2013	2014
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	(5.7)%	3.1%	11.3%
Tax holiday	0.3%	0.3%	0.8%
Valuation allowance	(28.7)%	(26.8)%	(36.1)%
Expiration of tax loss	-	-	(14.0)%
Effect of different tax rate of subsidiaries	(1.7)%	(0.9)%	13.5%
Non-deductible expense	0.8%	(1.7)%	(7.3)%
R&D super deduction	1.8%	1.4%	8.4%
Goodwill impairment	(1.1)%	-	-
Others	(0.4)%	0.6%	(0.6)%
Effective income tax rate	(9.7)%	1.0%	1.0%

The aggregate amount and per share effect of the Tax Holiday are as follows:

	Years ended December 31,
	2012	2013	2014
Aggregate	$(12,231,260)	$8,943,517	$4,081,529
Per share effect -basic	$(0.07)	$0.05	$0.02
Per share effect-diluted	$(0.07)	$0.05	$0.02

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. The Company believes that the PRC entities' undistributed earnings generated after January 1, 2008 will be permanently reinvested in the PRC entities. As such, no deferred taxes have been recorded on these undistributed earnings of the Company's PRC subsidiaries as these differences are not expected to reverse in the foreseeable future and are expected to be permanent in duration. The temporary difference for which no deferred tax liability has been recognized is $52.3 million and $51.5 million as of December 31, 2013 and 2014, respectively. The undistributed earnings accumulated in other overseas operating entities are immaterial.